Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Accounts payables	$ 88,277	$ 131,502
Provision for vacation pay	$ 63,967	51,108
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities
Derivative financial instruments	$ 50,404	28,019
Contingent purchase obligation	13,035	20,564
Provision for compensated absences	12,296	12,382
Other	35,088	30,846
Other long-term liabilities	$ 263,067	$ 274,421